Average Annual Total Returns - FIMMFunds-Class1ComboPRO - FIMMFunds-Class1ComboPRO - Fidelity Investments Money Market Money Market Portfolio - Fidelity Investments Money Market - Money Market Portfolio - Class I - Return Before Taxes
May 30, 2024
Average Annual Return:
Past 1 year	5.12%
Past 5 years	1.90%
Past 10 years	1.33%